AMG TimesSquare Small Cap Growth Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2021
	Shares	Value
Common Stocks - 95.9%
Communication Services - 2.5%
Bandwidth, Inc., Class A*,1	40,000	$3,611,200
CuriosityStream, Inc.*,1	240,000	2,529,600
Integral Ad Science Holding Corp.*	235,000	4,848,050

Total Communication Services		10,988,850
Consumer Discretionary - 15.4%
2U, Inc.*,1	100,000	3,357,000
Boot Barn Holdings, Inc.*	32,500	2,888,275
Callaway Golf Co.*	112,000	3,094,560
F45 Training Holdings, Inc.*,1	142,000	2,124,320
Global-e Online, Ltd. (Israel)*	62,500	4,487,500
Hilton Grand Vacations, Inc.*	100,200	4,766,514
Leslie's, Inc.*,1	260,000	5,340,400
Malibu Boats, Inc., Class A*	39,500	2,764,210
MYT Netherlands Parent, B.V. (Germany)*,1	119,000	3,201,100
National Vision Holdings, Inc.*,1	128,000	7,266,560
OneSpaWorld Holdings, Ltd. (Bahamas)*,1	318,000	3,170,460
Planet Fitness, Inc., Class A*	93,000	7,305,150
PowerSchool Holdings, Inc., Class A*	155,000	3,814,550
The RealReal, Inc.*	192,000	2,530,560
Rush Street Interactive, Inc.*,1	159,500	3,063,995
Visteon Corp.*	37,000	3,492,430
Wingstop, Inc.	25,500	4,180,215

Total Consumer Discretionary		66,847,799
Consumer Staples - 2.1%
BJ's Wholesale Club Holdings, Inc.*	87,000	4,778,040
The Simply Good Foods Co.*	120,000	4,138,800

Total Consumer Staples		8,916,840
Financials - 5.8%
Evercore, Inc., Class A	20,000	2,673,400
Focus Financial Partners, Inc., Class A*	108,500	5,682,145
Hamilton Lane, Inc., Class A	54,000	4,580,280
LendingTree, Inc.*	30,000	4,194,900
MVB Financial Corp.	73,381	3,142,908
TPG Pace Beneficial Finance Corp., Class A*,1	88,400	932,620
Victory Capital Holdings, Inc., Class A1	118,400	4,145,184

Total Financials		25,351,437
Health Care - 19.0%
Adaptive Biotechnologies Corp.*	63,500	2,158,365
Addus HomeCare Corp.*	54,000	4,306,500
Arcus Biosciences, Inc.*,1	80,000	2,789,600
AtriCure, Inc.*	66,500	4,625,075
	Shares	Value

Aveanna Healthcare Holdings, Inc.*	275,000	$2,205,500
BioLife Solutions, Inc.*	50,000	2,116,000
Blueprint Medicines Corp.*	69,000	7,093,890
Bridgebio Pharma, Inc.*,1	48,000	2,249,760
Certara, Inc.*	29,000	959,900
Codex DNA, Inc.*	73,500	818,055
GH Research PLC (Ireland)*	59,800	1,319,188
Innovage Holding Corp.*	112,000	740,320
Inspire Medical Systems, Inc.*	19,000	4,424,720
Intra-Cellular Therapies, Inc.*,1	133,000	4,958,240
LHC Group, Inc.*	29,200	4,581,772
NanoString Technologies, Inc.*	67,200	3,226,272
NexImmune, Inc.*	53,000	802,420
Outset Medical, Inc.*,1	63,000	3,114,720
Phreesia, Inc.*	83,000	5,121,100
PROCEPT BioRobotics Corp.*	5,800	221,270
PTC Therapeutics, Inc.*	77,500	2,883,775
Pulmonx Corp.*	91,400	3,288,572
Quotient, Ltd. (Switzerland)*	362,000	847,080
Shockwave Medical, Inc.*	17,200	3,541,136
Silk Road Medical, Inc.*	63,200	3,477,896
STAAR Surgical Co.*	17,000	2,185,010
Tandem Diabetes Care, Inc.*	31,500	3,760,470
Tarsus Pharmaceuticals, Inc.*	77,500	1,670,125
Taysha Gene Therapies, Inc.*,1	77,000	1,433,740
Treace Medical Concepts, Inc.*	67,200	1,807,680

Total Health Care		82,728,151
Industrials - 19.6%
ACV Auctions, Inc., Class A*	110,000	1,967,900
ASGN, Inc.*	87,500	9,899,750
The AZEK Co., Inc.*	202,500	7,397,325
Casella Waste Systems, Inc., Class A*	84,500	6,416,930
Driven Brands Holdings, Inc.*	160,000	4,622,400
EMCOR Group, Inc.	47,500	5,480,550
Exponent, Inc.	36,000	4,073,400
Hexcel Corp.*,1	78,500	4,662,115
Proto Labs, Inc.*	41,200	2,743,920
RBC Bearings, Inc.*	10,000	2,122,000
Saia, Inc.*	10,000	2,380,300
Sterling Check Corp.*	89,600	2,326,016
Sun Country Airlines Holdings, Inc.*	106,000	3,555,240
Tetra Tech, Inc.	36,100	5,391,174
TriNet Group, Inc.*	58,000	5,485,640

AMG TimesSquare Small Cap Growth Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Industrials - 19.6% (continued)
Wheels Up Experience, Inc.*	500,000	$3,295,002
WillScot Mobile Mini Holdings Corp.*	157,000	4,980,040
Zurn Water Solutions Corp.	130,000	8,357,700

Total Industrials		85,157,402
Information Technology - 29.7%
908 Devices, Inc.*	30,700	998,364
Allegro MicroSystems, Inc.*	155,000	4,953,800
Bottomline Technologies, Inc.*	61,100	2,400,008
Brooks Automation, Inc.	43,000	4,401,050
BTRS Holdings, Inc.*,1	493,000	5,245,520
EngageSmart, Inc.*	96,700	3,293,602
Envestnet, Inc.*	66,600	5,343,984
Evo Payments, Inc., Class A*	135,600	3,211,008
ExlService Holdings, Inc.*	40,600	4,998,672
I3 Verticals, Inc., Class A*	127,700	3,091,617
JFrog, Ltd. (Israel)*,1	92,000	3,082,000
Kulicke & Soffa Industries, Inc. (Singapore)	61,500	3,584,220
Littelfuse, Inc.	15,500	4,235,685
New Relic, Inc.*	71,500	5,131,555
nLight, Inc.*	128,600	3,625,234
Onto Innovation, Inc.*	88,300	6,379,675
Paycor HCM, Inc.*,1	53,000	1,863,480
Priority Technology Holdings, Inc.*	205,000	1,369,400
Q2 Holdings, Inc.*	76,000	6,090,640
Repay Holdings Corp.*,1	256,400	5,904,892
Riskified, Ltd., Class A (Israel)*	103,200	2,353,992
Sailpoint Technologies Holdings, Inc.*,1	172,300	7,388,224
SEMrush Holdings, Inc., Class A*,1	50,300	1,159,918
Smartsheet, Inc., Class A*	76,700	5,278,494
Sprout Social, Inc., Class A*	39,000	4,756,050
Synaptics, Inc.*	37,500	6,739,875
Vertex, Inc., Class A*,1	119,500	2,296,790
Vonage Holdings Corp.*	513,000	8,269,560
WNS Holdings, Ltd., ADR (India)*	83,900	6,863,020
Workiva, Inc.*,1	34,000	4,792,640

Total Information Technology		129,102,969
Real Estate - 1.2%
Kennedy-Wilson Holdings, Inc.[1]	245,000	5,125,400
Utilities - 0.6%
Sunnova Energy International, Inc.*	81,000	2,668,140

Total Common Stocks (Cost $326,991,647)		416,886,988
	Shares	Value

Warrants - 0.1%
Information Technology - 0.1%
BTRS Holdings, Inc. (exercise price $11.50), 01/12/26* (Cost $122,503)	143,594	$376,216

	Principal Amount
Short-Term Investments - 8.6%
Joint Repurchase Agreements - 4.9%[2]
Bank of America Securities, Inc., dated 09/30/21, due 10/01/21, 0.050% total to be received $5,076,353 (collateralized by various U.S. Government Agency Obligations, 1.500% - 5.000%, 09/01/31 - 07/01/60, totaling $5,177,873)	$5,076,346	5,076,346
Cantor Fitzgerald Securities, Inc., dated 09/30/21, due 10/01/21, 0.050% total to be received $5,076,307 (collateralized by various U.S. Government Agency Obligations, 0.430% - 9.500%, 11/01/21 - 07/20/71, totaling $5,177,826)	5,076,300	5,076,300
Citadel Securities LLC, dated 09/30/21, due 10/01/21, 0.080% total to be received $2,160,563 (collateralized by various U.S. Treasuries, 0.000% - 7.625%, 10/12/21 - 08/15/51, totaling $2,203,785)	2,160,558	2,160,558
Nomura Securities International, Inc., dated 09/30/21, due 10/01/21, 0.040% total to be received $894,512 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 2.500%, 12/31/21 - 09/20/51, totaling $912,401)	894,511	894,511
RBC Dominion Securities, Inc., dated 09/30/21, due 10/01/21, 0.050% total to be received $5,076,353 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 6.500%, 10/31/21 - 05/01/58, totaling $5,177,873)	5,076,346	5,076,346
State of Wisconsin Investment Board, dated 09/30/21, due 10/01/21, 0.100% total to be received $3,089,970 (collateralized by various U.S. Treasuries, 0.125% - 3.875%, 07/15/23 - 02/15/48, totaling $3,151,851)	3,089,961	3,089,961

Total Joint Repurchase Agreements		21,374,022

AMG TimesSquare Small Cap Growth Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Other Investment Companies - 3.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%[3]	5,344,405	$5,344,405
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.01%[3]	5,344,405	5,344,405
JPMorgan U.S. Government Money Market Fund, IM Shares, 0.03%[3]	5,506,357	5,506,357

Total Other Investment Companies		16,195,167

Total Short-Term Investments (Cost $37,569,189)		37,569,189
Value

Total Investments - 104.6% (Cost $364,683,339)	$454,832,393
Other Assets, less Liabilities - (4.6)%	(20,078,776)
Net Assets - 100.0%	$434,753,617

*	Non-income producing security.
[1]	Some of these securities, amounting to $55,773,928 or 12.8% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[3]	Yield shown represents the September 30, 2021, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of September 30, 2021:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$416,886,988	—	—	$416,886,988
Warrants†	376,216	—	—	376,216
Short-Term Investments
Joint Repurchase Agreements	—	$21,374,022	—	21,374,022
Other Investment Companies	16,195,167	—	—	16,195,167
Total Investments in Securities	$433,458,371	$21,374,022	—	$454,832,393

†	All common stocks and warrants held in the Fund are Level 1 securities. For a detailed breakout of common stocks and warrants by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
The following table below is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value at September 30, 2021:
	Common Stock	Preferred Stock
Balance as of December 31, 2020	$587,261	$7,291,664
Change in unrealized appreciation/depreciation	(143,657)	—
Purchases	—	—
Sales	—	—
Transfers out of Level 3*	(443,604)	(7,291,664)
Balance as of September 30, 2021	—	—

Net change in unrealized appreciation/depreciation on investments still held at September 30, 2021	—	—
* A preferred stock valued at $7,291,664 was transferred from Level 3 to Level 2 during the period ended September 30, 2021. For the period January 1, 2021 to January 31, 2021, this security was valued using a Discounted Cash Flow model which was based on inputs unobservable to the Fund in accordance with the Fund's security valuation policy. On February 1, 2021, it was announced the preferred shares would be acquired by Aspirational Consumer Lifestyle Corp ("Aspirational"), and the security was valued

AMG TimesSquare Small Cap Growth Fund
Schedule of Portfolio Investments (continued)
at the market price of Aspirational adjusted for the preliminary conversion ratio. A common stock valued at $443,604 was transferred from Level 3 to Level 2 during the period ended September 30, 2021. For the period January 1, 2021 to September 29, 2021, this security was valued using a 20% Liquidity Discount of the market price. On September 30, 2021 escrow shares were transferred to equity shares, and the security was valued at the market price.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at September 30, 2021, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$55,773,928	$21,374,022	$35,321,231	$56,695,253
The following table summarizes the securities received as collateral for securities lending at September 30, 2021:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-7.500%	10/07/21-02/15/51
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.